Employee benefits: variable compensation	12 Months Ended
Dec. 31, 2019
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]

Note 30 Employee benefits: variable compensation

a) Plans offered

The Group has several share-based and other compensation plans that align the interests of Group Executive Board (GEB) members and other employees with the interests of investors. These compensation plans are also designed to meet regulatory requirements. The most significant compensation plans are described below.

→Refer to Note 1a item 6 for a description of the accounting policy related to share-based and other deferred compensation plans

Mandatory deferred compensation plans

Equity Ownership Plan (EOP)

The EOP is a mandatory deferred share-based compensation plan for all employees with total annual compensation greater than USD / CHF 300,000. Starting with performance year 2019, GEB members, Group Managing Directors (GMDs) and Vice Chairs receive Long-Term Incentive Plan (LTIP) awards instead of EOP.

EOP awards granted to GEB members and GMDs in 2019 and prior years, as well as EOP awards granted to certain other employees, will only vest if both Group and business division performance conditions are met. For awards granted in 2019 and 2020, related to the performance years 2018 and 2019, respectively, the Group performance condition is based on the average reported return on common equity tier 1 capital (RoCET1). For awards granted in 2018 and before, the Group performance condition is based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of their average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses’ adjusted RoAE.

Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules.

Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Awards granted generally carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, starting with awards granted in 2018 for the performance year 2017, European Banking Authority guidelines do not permit individuals who are deemed to be Material Risk Takers (MRTs) to receive dividend or interest payments on instruments awarded as deferred variable compensation. Where dividend payments are not permitted, the grant price of the EOP award is adjusted for the expected dividend yield over the vesting period to reflect the fair value of the non-dividend-bearing award.

Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following the granting of such awards. Awards granted to GEB members in 2019 and prior years generally vest after three, four and five years. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Long-Term Incentive Plan

The LTIP is a mandatory deferred share-based compensation plan for senior leaders of the Group (i.e., GEB members, GMDs and Vice Chairs). LTIP awards are granted for the first time in 2020 as part of the performance award pool for 2019.

The final number of notional shares delivered at vesting depends on two equally weighted performance metrics: average reported return on CET1 capital (RoCET1) and relative total shareholder return (rTSR), which measures UBS's total shareholder return against an index consisting of global systemically important banks as determined by the Financial Stability Board. These performance metrics are separately valued as of the date of grant and (re-)assessed over a three-year performance period starting in the year of grant. For both metrics there is a threshold level, which would result in a 33% payout, and a maximum level, which would result in a 100% payout. Any performance between the threshold and the maximum level would result in a linear payout between 33% and 100%.

The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff-vest in the first year following the performance period for GMDs and Vice Chairs. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

In general, the form of the equity awards (notional shares), the entitlement to dividend equivalents and the settlement method is the same as for EOP awards.

Deferred Contingent Capital Plan (DCCP)

The DCCP is a mandatory deferred compensation plan for all employees with total annual compensation greater than USD / CHF 300,000.

DCCP awards take the form of notional additional tier 1 (AT1) capital instruments, which, at the discretion of UBS, can be settled in either a cash payment or a perpetual, marketable AT1 capital instrument. DCCP awards vest in full after five years, and up to seven years for UK senior management functions, unless there is a trigger event.

Awards are forfeited if a viability event occurs, i.e., if FINMA notifies the firm in writing that the DCCP awards must be written down to prevent an insolvency, bankruptcy or failure of UBS, or if UBS receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. Additionally, they are also written down if the Group’s common equity tier 1 capital ratio falls below 10% for GEB members and below 7% for all other employees. As an additional performance condition, GEB members forfeit 20% of their award for each loss-making year during the vesting period.

Interest payments on DCCP awards are paid at the discretion of UBS. Where interest payments are not permitted, such as for MRTs, the DCCP award reflects the fair value of the granted non-interest-bearing award.

The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Asset Management EOP

In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Financial advisor variable compensation

In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is comprised of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue and is paid monthly.

Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and policies or applicable laws and regulations.

Strategic objective awards

Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.

Other compensation plans

Equity Plus Plan (Equity Plus)

Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and/or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest. Employees are entitled to receive a dividend equivalent which may be paid in notional shares and/or cash.

Role-based allowances (RBA)

Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, an RBA is paid only as long as the employee is in such a role. RBA consist of a cash portion and, where applicable, a blocked UBS share award. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.

Discontinued deferred compensation plans

The following plans have been discontinued.

Key Employee Stock Appreciation Rights Plan (KESAP) and Key Employee Stock Option Plan (KESOP)

Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. SARs gave employees the right to receive a number of UBS shares equal to the increase in market price of the UBS share between the grant date and the exercise date. One option entitled the holder to acquire one registered UBS share at the option’s strike price. SARs and options were settled by delivering UBS shares, except in jurisdictions where this was not permitted for legal reasons. All unexercised options and stock appreciation rights under these awards expired in 2019.

PartnerPlus

Through performance year 2016, financial advisor strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vested upon contribution. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant could elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.

GrowthPlus

GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceeded defined thresholds from 2010 to 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.

Share delivery obligations

Share delivery obligations related to employee share-based compensation awards were 156 million shares as of 31 December 2019 (31 December 2018: 146 million shares). Share delivery obligations are calculated on the basis of undistributed notional share awards, options and stock appreciation rights, taking applicable performance conditions into account.

As of 31 December 2019, UBS held 125 million treasury shares (31 December 2018: 118 million) that were available to satisfy share delivery obligations. Treasury shares held are delivered to employees at exercise or vesting.

b) Effect on the income statement

Effect on the income statement for the financial year and future periods

The table below provides information about compensation expenses related to total variable compensation, including financial advisor variable compensation, that were recognized in the financial year ended 31 December 2019, as well as expenses that were deferred and will be recognized in the income statement for 2020 and later. The majority of expenses deferred to 2020 and later that are related to the performance year 2019 relates to awards granted in February 2020. The total unamortized compensation expense for unvested share-based awards granted up to 31 December 2019 will be recognized in future periods over a weighted average period of 2.4 years.

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2019			Expenses deferred to 2020 and later[1]
USD million	Related to the performance year 2019	Related to prior performance years	Total	Related to the performance year 2019	Related to prior performance years	Total
Non-deferred cash	1,894	(26)	1,868	0	0	0
Deferred compensation awards	299	588	887	429	608	1,036
of which: Equity Ownership Plan	122	300	422	205	219	424
of which: Deferred Contingent Capital Plan	113	262	375	173	365	538
of which: Long-Term Incentive Plan	39	0	39	25	0	25
of which: Asset Management EOP	25	26	51	26	23	49
Total variable compensation – performance awards	2,193	562	2,755	429	608	1,036
Replacement payments	5	51	56	44	30	75
Forfeiture credits	0	(86)	(86)	0	0	0
Severance payments	125	0	125	0	0	0
Retention plan and other payments	28	28	56	23	29	52
Deferred Contingent Capital Plan: interest expense	0	94	94	50	172	222
Total variable compensation – other	159	88	246	117	232	349
Financial advisor variable compensation	3,233	268	3,501	197	710	907
of which: non-deferred cash	3,064	0	3,064	0	0	0
of which: deferred share-based awards	57	48	106	54	130	183
of which: deferred cash-based awards	112	219	331	144	580	724
Compensation commitments with recruited financial advisors[2]	32	510	542	350	1,617	1,967
Total financial advisor variable compensation	3,265	778	4,043	548	2,327	2,874
Total variable compensation including FA variable compensation	5,617	1,428	7,045[3]	1,093	3,166	4,259
1 Estimate as of 31 December 2019. Actual amounts to be expensed in future periods may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 610 million in expenses related to share-based compensation (performance awards: USD 461 million; other variable compensation: USD 43 million; financial advisor compensation: USD 106 million). A further USD 61 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million, related to role-based allowances; social security: USD 25 million; other personnel expenses: USD 27 million related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 619 million.

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2018			Expenses deferred to 2019 and later[1]
USD million	Related to the performance year 2018	Related to prior performance years	Total	Related to the performance year 2018	Related to prior performance years	Total
Non-deferred cash	2,089	(32)	2,057	0	0	0
Deferred compensation awards	373	565	938	585	653	1,238
of which: Equity Ownership Plan	217	309	526	325	244	570
of which: Deferred Contingent Capital Plan	131	226	357	238	382	620
of which: Asset Management EOP	25	28	53	22	26	48
of which: other performance awards	0	2	2	0	1	1
Total variable compensation – performance awards	2,461	534	2,995	585	653	1,238
Replacement payments	7	64	72	60	41	102
Forfeiture credits	0	(136)	(136)	0	0	0
Severance payments	123	0	123	0	0	0
Retention plan and other payments	33	33	66	24	33	57
Deferred Contingent Capital Plan: interest expense	0	119	119	96	195	291
Total variable compensation – other	162	80	243	180	269	450
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[2]	33	551	584	357	1,883	2,240
Total financial advisor variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,889	1,403	7,292[3]	1,250	3,444	4,694
1 Estimate as of 31 December 2018. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 634 million in expenses related to share-based compensation (performance awards: USD 526 million; other variable compensation: USD 12 million; financial advisor compensation: USD 95 million). A further USD 49 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million, related to role-based allowances; social security: USD 8 million; other personnel expenses: USD 26 million, related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 676 million.

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2017			Expenses deferred to 2018 and later[1]
USD million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	2,088	(25)	2,062	0	0	0
Deferred compensation awards	399	689	1,088	594	697	1,291
of which: Equity Ownership Plan	239	344	583	329	291	620
of which: Deferred Contingent Capital Plan	135	310	444	238	376	614
of which: Asset Management EOP	25	32	57	27	27	54
of which: other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,487	664	3,151	594	697	1,291
Replacement payments	13	59	72	86	44	130
Forfeiture credits	0	(107)	(107)	0	0	0
Severance payments	113	0	113	0	0	0
Retention plan and other payments	25	38	63	30	33	63
Deferred Contingent Capital Plan: interest expense	0	111	111	80	222	301
Total variable compensation – other	151	101	252	196	298	494
Financial advisor variable compensation	3,050	260	3,310	156	795	951
of which: non-deferred cash	2,891	0	2,891	0	0	0
of which: deferred share-based awards	54	48	102	70	121	191
of which: deferred cash-based awards	104	212	316	86	674	760
Compensation commitments with recruited financial advisors[2]	31	723	754	369	2,058	2,428
Total financial advisor variable compensation	3,080	984	4,064	526	2,853	3,379
Total variable compensation including FA variable compensation	5,718	1,749	7,467[3]	1,316	3,848	5,164
1 Estimate as of 31 December 2017. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 711 million in expenses related to share-based compensation (performance awards: USD 583 million; other variable compensation: USD 26 million; financial advisor compensation: USD 102 million). A further USD 101 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 25 million, related to role-based allowances; social security: USD 51 million; other personnel expenses: USD 25 million, related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD 735 million.

c) Outstanding share-based compensation awards

Share and performance share awards

Movements in outstanding share-based awards under the EOP during 2019 and 2018 are provided in the table below.

Movements in outstanding share-based compensation awards
	Number of shares 2019	Weighted averagegrant date fair value(USD)	Number of shares 2018	Weighted averagegrant date fair value(USD)
Outstanding, at the beginning of the year	146,845,027	16	162,835,713	15
Awarded during the year	77,641,909	11	58,329,398	17
Distributed during the year	(61,152,200)	13	(67,696,099)	15
Forfeited during the year	(7,269,974)	14	(6,623,984)	16
Outstanding, at the end of the year	156,064,763	14	146,845,027	16
of which: shares vested for accounting purposes	79,486,447		66,850,562

The total carrying amount of the liability related to cash-settled share-based awards as of 31 December 2019 and 31 December 2018 was USD 34 million and USD 39 million, respectively.

Option awards

No option awards have been granted since 2009. All remaining options expired in the year 2019. The table below provides information about movements in outstanding option awards during 2019 and 2018. As these awards are Swiss franc-denominated, weighted average exercise prices are presented in Swiss francs.

Movements in outstanding option awards
	Number of options 2019	Weighted averageexercise price (CHF)	Number of options 2018	Weighted averageexercise price (CHF)
Outstanding, at the beginning of the year	6,567,592	14	32,583,168	25
Exercised during the year[1]	(2,818,070)	10	(1,813,583)	12
Forfeited during the year	(512)	16	(19,752)	23
Expired unexercised	(3,749,010)	16	(24,182,241)	29
Outstanding, at the end of the year	0	n/a	6,567,592	14
Exercisable, at the end of the year	0	n/a	6,567,592	14
1 The weighted average share price upon option exercise was CHF 12.69 in 2019 (2018: CHF 16.22), resulting in an intrinsic value of CHF 7 million of options exercised during 2019 (2018: CHF 7 million).

SAR awards

No SAR awards have been granted since 2009. All remaining SARs expired in the year 2019. The table below provides information about movements in outstanding SAR awards during 2019 and 2018. As these awards are Swiss franc-denominated, weighted average exercise prices are presented in Swiss francs.

Movements in outstanding SAR awards
	Number of SARs 2019	Weighted average exercise price (CHF)	Number of SARs 2018	Weighted average exercise price (CHF)
Outstanding, at the beginning of the year	5,965,769	12	8,513,415	12
Exercised during the year[1]	(5,381,259)	11	(2,490,146)	11
Forfeited during the year	0	0	(11,000)	13
Expired unexercised	(584,510)	16	(46,500)	12
Outstanding, at the end of the year	0	n/a	5,965,769	12
Exercisable, at the end of the year	0	n/a	5,965,769	12
1 The weighted average share price upon exercise of SARs was CHF 12.71 in 2019 (2018: CHF 16.15), resulting in an intrinsic value of CHF 7 million of SARs exercised during 2019 (2018: CHF 12 million).

d) Valuation

UBS share awards

UBS measures compensation expense based on the average market price of the UBS share on the grant date as quoted on the SIX Swiss Exchange, taking into consideration post-vesting sale and hedge restrictions, non-vesting conditions and market conditions, where applicable. The fair value of the share awards subject to post-vesting sale and hedge restrictions is discounted on the basis of the duration of the post-vesting restriction and is referenced to the cost of purchasing an at-the-money European put option for the term of the transfer restriction. The weighted average discount for share and performance share awards granted during 2019 was approximately 22.6% (2018: 18.0%) of the market price of the UBS share. The grant date fair value of notional shares without dividend entitlements also includes a deduction for the present value of future expected dividends to be paid between the grant date and distribution.

UBS AG
Disclosure Equity Participation And Other Compensation Plans [Line Items]
Employee benefits: variable compensation [text block]

Note 30 Employee benefits: variable compensation

a) Plans offered

UBS has several share-based and other compensation plans that align the interests of Group Executive Board (GEB) members and other employees with the interests of investors. These compensation plans are also designed to meet regulatory requirements. The most significant compensation plans are described below.

For the majority of variable compensation awards granted under such plans to employees of UBS AG, the grantor entity is UBS Group AG. Expenses associated with these awards are charged by UBS Group AG to UBS AG. For the purpose of this Note, references to shares refer to UBS Group AG shares.

→Refer to Note 1a item 6 for a description of the accounting policy related to share-based and other deferred compensation plans

Mandatory deferred compensation plans

Equity Ownership Plan (EOP)

The EOP is a mandatory deferred share-based compensation plan for all employees with total annual compensation greater than USD / CHF 300,000. Starting with performance year 2019, GEB members, Group Managing Directors (GMDs) and Vice Chairs receive Long-Term Incentive Plan (LTIP) awards instead of EOP.

EOP awards granted to GEB members and GMDs in 2019 and prior years, as well as EOP awards granted to certain other employees, will only vest if both Group and business division performance conditions are met. For awards granted in 2019 and 2020, related to the performance years 2018 and 2019, respectively, the Group performance condition is based on the average reported return on common equity tier 1 capital (RoCET1). For awards granted in 2018 and before, the Group performance condition is based on the average adjusted return on tangible equity (RoTE) excluding deferred tax assets over the performance period. Business division performance is measured on the basis of their average adjusted return on attributed equity (RoAE). For Corporate Center employees, it is measured on the basis of the average operating businesses’ adjusted RoAE.

Certain awards, such as replacement awards issued outside the normal performance year cycle, may take the form of deferred cash under the EOP plan rules.

Notional shares represent a promise to receive UBS shares at vesting and do not carry voting rights during the vesting period. Awards granted generally carry a dividend equivalent that may be paid in notional shares or cash and that vests on the same terms and conditions as the awards. However, starting with awards granted in 2018 for the performance year 2017, European Banking Authority guidelines do not permit individuals who are deemed to be Material Risk Takers (MRTs) to receive dividend or interest payments on instruments awarded as deferred variable compensation. Where dividend payments are not permitted, the grant price of the EOP award is adjusted for the expected dividend yield over the vesting period to reflect the fair value of the non-dividend-bearing award.

Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. EOP awards generally vest in equal installments after two and three years following the granting of such awards. Awards granted to GEB members in 2019 and prior years generally vest after three, four and five years. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Long-Term Incentive Plan

The LTIP is a mandatory deferred share-based compensation plan for senior leaders of the Group (i.e., GEB members, GMDs and Vice Chairs). LTIP awards are granted for the first time in 2020 as part of the performance award pool for 2019.

The final number of notional shares delivered at vesting depends on two equally weighted performance metrics: average reported return on CET1 capital (RoCET1) and relative total shareholder return (rTSR), which measures UBS's total shareholder return against an index consisting of global systemically important banks as determined by the Financial Stability Board. These performance metrics are separately valued as of the date of grant and (re-)assessed over a three-year performance period starting in the year of grant. For both metrics there is a threshold level, which would result in a 33% payout, and a maximum level, which would result in a 100% payout. Any performance between the threshold and the maximum level would result in a linear payout between 33% and 100%.

The final number of shares as determined at the end of the three-year performance period will vest in three equal installments in each of the three years following the performance period for GEB members, and cliff-vest in the first year following the performance period for GMDs and Vice Chairs. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

In general, the form of the equity awards (notional shares), the entitlement to dividend equivalents and the settlement method is the same as for EOP awards.

Deferred Contingent Capital Plan (DCCP)

The DCCP is a mandatory deferred compensation plan for all employees with total annual compensation greater than USD / CHF 300,000.

DCCP awards take the form of notional additional tier 1 (AT1) capital instruments, which, at the discretion of UBS, can be settled in either a cash payment or a perpetual, marketable AT1 capital instrument. DCCP awards vest in full after five years, and up to seven years for UK senior management functions, unless there is a trigger event.

Awards are forfeited if a viability event occurs, i.e., if FINMA notifies the firm in writing that the DCCP awards must be written down to prevent an insolvency, bankruptcy or failure of UBS, or if UBS receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. Additionally, they are also written down if the Group’s common equity tier 1 capital ratio falls below 10% for GEB members and below 7% for all other employees. As an additional performance condition, GEB members forfeit 20% of their award for each loss-making year during the vesting period.

Interest payments on DCCP awards are paid at the discretion of UBS. Where interest payments are not permitted, such as for MRTs, the DCCP award reflects the fair value of the granted non-interest-bearing award.

The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Asset Management EOP

In order to align deferred compensation of certain Asset Management employees with the performance of the investment funds they manage, awards are granted to such employees in the form of cash-settled notional investment funds. The amount delivered depends on the value of the underlying investment funds at the time of vesting. The awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS.

Financial advisor variable compensation

In line with market practice for US wealth management businesses, the compensation for US financial advisors in Global Wealth Management is comprised of production payout and deferred compensation awards. Production payout is primarily based on compensable revenue and is paid monthly.

Financial advisors may also qualify for deferred compensation awards, which generally vest over a six-year period. The awards are based on strategic performance measures, including production, length of service with the firm and net new business. Production payout rates and deferred compensation awards may be reduced for, among other things, errors, negligence or carelessness, or a failure to comply with the firm’s rules, standards, practices and policies or applicable laws and regulations.

Strategic objective awards

Strategic objective awards are deferred compensation awards based on strategic performance measures, including production, length of service with the firm and net new business. These awards are granted in the form of both deferred share-based and deferred cash-based awards, with a vesting period of up to six years.

Other compensation plans

Equity Plus Plan (Equity Plus)

Equity Plus is a voluntary share-based compensation plan that provides eligible employees with the opportunity to purchase UBS shares at market value and receive one notional share for every three shares purchased, up to a maximum annual limit. Share purchases may be made annually from the performance award and/or monthly through deductions from salary. If the shares purchased are held until three years from the start of the associated plan year and, in general, if the employee remains employed by UBS, the notional shares vest. Employees are entitled to receive a dividend equivalent which may be paid in notional shares and/or cash.

Role-based allowances (RBA)

Certain employees of legal entities regulated in the EU may receive an RBA in addition to their base salary. This allowance reflects the market value of a specific role and is fixed, non-forfeitable compensation. Unlike salary, an RBA is paid only as long as the employee is in such a role. RBA consist of a cash portion and, where applicable, a blocked UBS share award. Such shares will be unblocked in equal installments after two and three years. The compensation expense is recognized in the year of grant.

Discontinued deferred compensation plans

The following plans have been discontinued.

Key Employee Stock Appreciation Rights Plan (KESAP) and Key Employee Stock Option Plan (KESOP)

Until 2009, certain key and high-potential employees were granted discretionary share-settled stock appreciation rights (SARs) or options on UBS shares with a strike price not less than the market value of a UBS share on the date of grant. SARs gave employees the right to receive a number of UBS shares equal to the increase in market price of the UBS share between the grant date and the exercise date. One option entitled the holder to acquire one registered UBS share at the option’s strike price. SARs and options were settled by delivering UBS shares, except in jurisdictions where this was not permitted for legal reasons. All unexercised options and stock appreciation rights under these awards expired in 2019.

PartnerPlus

Through performance year 2016, financial advisor strategic objective awards were partly granted under the PartnerPlus deferred cash plan. In addition to such granted awards (UBS company contributions), participants were allowed to voluntarily contribute additional amounts otherwise payable as production payout up to a certain percentage, which vested upon contribution. Company contributions and voluntary contributions were credited with interest in accordance with the terms of the plan. Rather than being credited with interest, a participant could elect to have voluntary contributions, along with vested company contributions, credited with notional earnings based on the performance of various mutual funds. Company contributions and interest on both company and voluntary contributions ratably vest in 20% installments six to 10 years following grant date. Company contributions and interest on notional earnings on both company and voluntary contributions are forfeitable under certain circumstances.

GrowthPlus

GrowthPlus is a compensation plan for selected financial advisors whose revenue production and length of service exceeded defined thresholds from 2010 to 2017. Awards were granted in 2010, 2011, 2015 and 2018. The awards are cash-based and are distributed over seven years, with the exception of 2018 awards, which are distributed over five years.

b) Effect on the income statement

Effect on the income statement for the financial year and future periods

The table below provides information about compensation expenses related to total variable compensation, including financial advisor variable compensation, that were recognized in the financial year ended 31 December 2019, as well as expenses that were deferred and will be recognized in the income statement for 2020 and later. The majority of expenses deferred to 2020 and later that are related to the performance year 2019 relates to awards granted in February 2020. The total unamortized compensation expense for unvested share-based awards granted up to 31 December 2019 will be recognized in future periods over a weighted average period of 2.4 years.

Variable compensation including financial advisor variable compensation
	Expenses recognized in 2019			Expenses deferred to 2020 and later[1]
USD million	Related to the performance year 2019	Related to prior performance years	Total	Related to the performance year 2019	Related to prior performance years	Total
Non-deferred cash	1,706	(24)	1,682	0	0	0
Deferred compensation awards	287	576	863	413	592	1,005
of which: Equity Ownership Plan	115	294	410	198	213	412
of which: Deferred Contingent Capital Plan	109	256	365	166	356	521
of which: Long-Term Incentive Plan	38	0	38	23	0	23
of which: Asset Management EOP	25	26	51	26	23	49
Total variable compensation – performance awards	1,993	553	2,545	413	592	1,005
Replacement payments	5	49	55	43	30	73
Forfeiture credits	0	(84)	(84)	0	0	0
Severance payments	110	0	110	0	0	0
Retention plan and other payments	24	27	52	22	29	51
Deferred Contingent Capital Plan: interest expense	0	93	93	50	169	219
Total variable compensation – other	140	85	225	115	228	343
Financial advisor variable compensation	3,233	268	3,501	197	710	907
of which: non-deferred cash	3,064	0	3,064	0	0	0
of which: deferred share-based awards	57	48	106	54	130	183
of which: deferred cash-based awards	112	219	331	144	580	724
Compensation commitments with recruited financial advisors[2]	32	510	542	350	1,617	1,967
Total financial advisor variable compensation	3,265	778	4,043	548	2,327	2,874
Total variable compensation including FA variable compensation	5,398	1,416	6,814[3]	1,076	3,146	4,222
1 Estimate as of 31 December 2019. Actual amounts to be expensed in future periods may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 595 million in expenses related to share-based compensation (performance awards: USD 448 million; other variable compensation: USD 42 million; financial advisor compensation: USD 106 million). A further USD 54 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 10 million, related to role-based allowances; social security: USD 23 million; other personnel expenses: USD 22 million related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2018			Expenses deferred to 2019 and later[1]
USD million	Related to the performance year 2018	Related to prior performance years	Total	Related to the performance year 2018	Related to prior performance years	Total
Non-deferred cash	1,896	(26)	1,870	0	0	0
Deferred compensation awards	360	564	924	570	638	1,208
of which: Equity Ownership Plan	208	299	507	316	238	554
of which: Deferred Contingent Capital Plan	126	235	361	232	373	605
of which: Asset Management EOP	25	28	53	22	26	48
of which: other performance awards	0	2	2	0	1	1
Total variable compensation – performance awards	2,256	538	2,794	570	638	1,208
Replacement payments	7	61	68	58	40	99
Forfeiture credits	0	(136)	(136)	0	0	0
Severance payments	106	0	106	0	0	0
Retention plan and other payments	31	33	64	23	33	56
Deferred Contingent Capital Plan: interest expense	0	116	116	96	191	288
Total variable compensation – other	144	75	220	178	264	442
Financial advisor variable compensation	3,233	237	3,470	128	639	767
of which: non-deferred cash	3,089	0	3,089	0	0	0
of which: deferred share-based awards	51	44	95	52	131	183
of which: deferred cash-based awards	93	193	286	76	507	584
Compensation commitments with recruited financial advisors[2]	33	551	584	357	1,883	2,240
Total financial advisor variable compensation	3,266	789	4,054	484	2,522	3,006
Total variable compensation including FA variable compensation	5,666	1,402	7,068[3]	1,233	3,424	4,656
1 Estimate as of 31 December 2018. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 612 million in expenses related to share-based compensation (performance awards: USD 507 million; other variable compensation: USD 10 million; financial advisor compensation: USD 95 million). A further USD 44 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 15 million, related to role-based allowances; social security: USD 7 million; other personnel expenses: USD 22 million, related to the Equity Plus Plan).

Variable compensation including financial advisor variable compensation (continued)
	Expenses recognized in 2017			Expenses deferred to 2018 and later[1]
USD million	Related to the performance year 2017	Related to prior performance years	Total	Related to the performance year 2017	Related to prior performance years	Total
Non-deferred cash	1,982	(24)	1,958	0	0	0
Deferred compensation awards	392	704	1,096	589	685	1,274
of which: Equity Ownership Plan	235	364	599	322	286	608
of which: Deferred Contingent Capital Plan	132	304	436	240	369	609
of which: Asset Management EOP	25	32	57	27	27	54
of which: other performance awards	0	4	4	0	3	3
Total variable compensation – performance awards	2,373	680	3,054	589	685	1,274
Replacement payments	12	58	70	82	41	123
Forfeiture credits	0	(106)	(106)	0	0	0
Severance payments	95	0	95	0	0	0
Retention plan and other payments	24	38	62	30	32	62
Deferred Contingent Capital Plan: interest expense	0	110	110	80	218	297
Total variable compensation – other	131	99	231	191	291	482
Financial advisor variable compensation	3,050	260	3,310	156	795	951
of which: non-deferred cash	2,891	0	2,891	0	0	0
of which: deferred share-based awards	54	48	102	70	121	191
of which: deferred cash-based awards	104	212	316	86	674	760
Compensation commitments with recruited financial advisors[2]	31	723	754	369	2,058	2,429
Total financial advisor variable compensation	3,080	984	4,064	526	2,853	3,379
Total variable compensation including FA variable compensation	5,585	1,764	7,349[3]	1,306	3,829	5,135
1 Estimate as of 31 December 2017. Actual amounts expensed may vary, e.g., due to forfeiture of awards. 2 Reflects expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. Amounts reflected as deferred expenses represent the maximum deferred exposure as of the balance sheet date. 3 Includes USD 726 million in expenses related to share-based compensation (performance awards: USD 599 million; other variable compensation: USD 25 million; financial advisor compensation: USD 102 million). A further USD 97 million in expenses related to share-based compensation was recognized within other expense categories included in Note 6 (salaries: USD 25 million, related to role-based allowances; social security: USD 49 million; other personnel expenses: USD 23 million, related to the Equity Plus Plan).

c) Outstanding share-based compensation awards

Share and performance share awards

Movements in outstanding share-based awards under the EOP during 2019 and 2018 are provided in the table below.

The awards presented are granted by UBS AG, but are based on UBS Group AG shares.

Movements in outstanding share-based compensation awards
	Number of shares2019	Weighted average grant date fair value (USD)	Number of shares2018	Weighted average grant date fair value (USD)
Outstanding, at the beginning of the year	201,793	15	404,720	15
Awarded during the year	29,092	11	26,005	13
Distributed during the year	(140,441)	14	(228,932)	15
Forfeited during the year	0	0	0	0
Outstanding, at the end of the year	90,443	14	201,793	15
of which: shares vested for accounting purposes	56,492		133,225

The total carrying amount of the liability related to cash-settled share-based awards as of 31 December 2019 and 31 December 2018 was USD 1 million and USD 2 million, respectively.

d) Valuation

UBS share awards

UBS measures compensation expense based on the average market price of the UBS share on the grant date as quoted on the SIX Swiss Exchange, taking into consideration post-vesting sale and hedge restrictions, non-vesting conditions and market conditions, where applicable. The fair value of the share awards subject to post-vesting sale and hedge restrictions is discounted on the basis of the duration of the post-vesting restriction and is referenced to the cost of purchasing an at-the-money European put option for the term of the transfer restriction. The weighted average discount for share and performance share awards granted during 2019 was approximately 22.6% (2018: 18.0%) of the market price of the UBS share. The grant date fair value of notional shares without dividend entitlements also includes a deduction for the present value of future expected dividends to be paid between the grant date and distribution.